Going Concern, Settlement of Debt Agreements (Details) - USD ($) $ in Thousands			4 Months Ended	12 Months Ended
	Jul. 17, 2020	Jul. 16, 2020	Dec. 31, 2015	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Jun. 26, 2020
Going Concern [Abstract]
Settlement amount				$ 52,514	$ 17,598	$ 68,468
Balance outstanding				173,289	185,509
Proceeds from secured long-term debt				22,500	$ 6,422	$ 67,130
HCOB Facility [Member]
Going Concern [Abstract]
Settlement amount	$ 23,500
Balance outstanding				0			$ 29,056
Proceeds from secured long-term debt			$ 44,430
Settlement amount funded with Company funds	$ 1,000
Gain on debt refinancing				5,144
New Entrust Loan Facility [Member]
Going Concern [Abstract]
Balance outstanding				$ 22,024
Proceeds from secured long-term debt		$ 22,500
Term of loan				5 years